Document And Entity Information	May 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2026
Entity Registrant Name	Kailera Therapeutics, Inc.
Entity Central Index Key	0002096997
Entity Emerging Growth Company	true
Entity File Number	001-43233
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-3088927
Entity Address, Address Line One	180 Third Avenue, 4th Floor
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	317-0290
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	KLRA
Security Exchange Name	NASDAQ